INCOME TAXES: (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Federal
Current	$ 0	$ 0
Deferred	(9,974,596)	(1,292,094)
State and Local
Current	(346,787)	(379,472)
Deferred	(1,826,038)	(81,597)
Change in valuation allowance	11,800,634	1,373,691
Income tax provision (benefit)	$ (346,787)	$ (379,472)